Contract liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Contract liabilities
Opening balance	$ 180,072	$ 676,070
Payments received in advance	516,820	140,872
Transferred to revenues	(676,449)	(636,870)
Closing balance	$ 20,443	$ 180,072